Other long-term liabilities (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 86,272,000	$ 112,244,000
Deferred compensation plan liabilities	58,197,000	48,379,000
Deferred rent	47,325,000	39,554,000
Other	13,852,000	13,259,000
Other long-term liabilities	$ 205,646,000	$ 213,436,000